Schedule of Reconciles Singapore Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Profit before income taxes	$ (1,506,747)	$ (2,036,143)	$ (850,004)	$ (33,313)
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Non-deductible depreciation	(1.00%)	(1.00%)	(3.00%)	(70.00%)
Non-deductible professional fees	(6.00%)	(6.00%)	(9.00%)	(467.00%)
Other non-deductible expenses	0.00%	0.00%	(1.00%)	(39.00%)
Tax rebate and exemption	(10.00%)	(10.00%)	0.00%	673.00%
Effective tax rate	0.00%	0.00%	4.00%	114.00%